Note 20 - Revision of Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As of December 31, 2022
	As reported	Adjustment	As revised
Accrued liabilities	740	115	855
Total current liabilities	2,246	115	2,361
Total liabilities	2,246	115	2,361
Accumulated deficit	(73,906)	(115)	(74,021)
Total shareholders’ deficit	(2,111)	(115)	(2,226)
	For the year ended December 31, 2022
	As reported	Adjustment	As revised
Research and development expenses	1,272	27	1,299
General and administration expenses	1,454	88	1,542
Total operating expenses	3,329	115	3,444
Loss before Income Tax	(3,789)	(115)	(3,904)
Net Loss and Comprehensive Loss	(3,789)	(115)	(3,904)
	For the year ended December 31, 2022
	As reported	Adjustment	As revised
Net loss	(3,789)	(115)	(3,904)
Change in accrued liabilities	(18)	115	97
Net cash used in operating activities	(2,892)	-	(2,892)